ProShares Russell US Dividend Growers ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	62 Months Ended	119 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]
Russell 3000 Dividend Elite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.05%	5.66%	6.15%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81% [2]	13.85% [2]	14.57% [1]	12.68%
None
Prospectus [Line Items]
Average Annual Return, Percent			2.70%	5.24%	5.73%
Performance Inception Date		Nov. 05, 2019
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.05%	4.61%	5.11%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.06%	4.03%	4.43%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.